Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Measurement Uncertainty and Judgments
Measurement Uncertainty and Judgments

Management makes judgements and assumptions about the future in deriving estimates used in preparation of these consolidated financial statements in accordance with IFRS. Sources of estimation uncertainty include estimates used to determine economically recoverable oil, natural gas, and natural gas liquids reserves, the recoverable amount of long-lived assets or cash generating units, the fair value of financial derivatives, the provision for asset retirement obligations and the provision for income taxes and the related deferred tax assets and liabilities.

In 2025, the government of the United States of America has announced tariffs on goods imported from Canada, including a 10% tariff on Canadian energy imports, effective March 4, 2025. These tariffs and the Canadian government’s response to them could adversely affect market prices for crude oil and natural gas or demand for the Company’s Canadian production in addition to the cost of goods imported directly or indirectly from the U.S. The impact of these tariffs on the Company’s financial results cannot be quantified at this time.

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets, liabilities, revenues and expenses. These judgments, estimates and assumptions are based on all relevant information available, including considerations related to various regulatory and legislative requirements, to the Company at the time of financial statement preparation. Actual results could be materially different from those estimates as the effect of future events cannot be determined with certainty. Revisions to estimates are recognized prospectively. The key areas of judgment or estimation uncertainty that have a significant risk of causing material adjustment to the reported amounts of assets, liabilities, revenues, and expenses are discussed below.

Reserves

The Company uses estimates of oil, natural gas and natural gas liquids ("NGL") reserves in the calculation of depletion, evaluating the recoverability of deferred income tax assets and in the determination of recoverable value estimates for non-financial assets. The process to estimate reserves is complex and requires significant judgment. Estimates of the Company's reserves are evaluated annually by independent qualified reserves evaluators and represent the estimated recoverable quantities of oil, natural gas and NGL reserves and the related cash flows. This evaluation of reserves is prepared in accordance with the reserves definition contained in National Instrument 51-101 Standards of Disclosure for Oil and Gas Activities and the Canadian Oil and Gas Evaluation Handbook.

Estimates of economically recoverable oil, natural gas and NGL reserves and the related cash flows are based on a number of factors and assumptions. Changes to estimates and assumptions such as forecasted commodity prices, production volumes, capital and operating costs and royalty obligations could have a significant impact on reported reserves. Other estimates include ultimate reserve recovery, marketability of oil and natural gas and other geological, economic and technical factors. Changes in the Company's reserves estimates can have a significant impact on the calculation of depletion, the recoverability of deferred income tax assets and in the determination of recoverable value estimates for non-financial assets.

Business Combinations

Business combinations are accounted for using the acquisition method of accounting when the assets acquired meet the definition of a business in accordance with IFRS. The determination of the fair value assigned to assets acquired and liabilities assumed requires management to make assumptions and estimates. These assumptions or estimates used in determining the fair value of assets acquired and liabilities assumed could impact the amounts assigned to assets, liabilities and goodwill. The determination of the acquisition-date fair value measurement of oil and gas properties acquired represents the largest fair value estimate which is derived from the present value of expected cash flows associated with estimated acquired proved and probable oil and gas reserves prepared by an independent qualified reserve evaluator using assumptions as outlined under "reserves", on an after-tax basis and applying a discount rate. Assumptions used to arrive at the fair value of oil and gas properties are further verified by way of market comparisons and third party sources.

Cash-generating Units ("CGUs")

The Company's oil and gas properties are aggregated into CGUs which are the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The aggregation of assets in CGUs requires management judgment and is based on geographical proximity, shared infrastructure and similar exposure to market risk.

Identification of Impairment or Impairment Reversal Indicators

Judgment is required to assess when indicators of impairment or impairment reversal exist and when a calculation of the recoverable amount is required. The CGUs comprising oil and gas properties are reviewed at each reporting date to assess whether there is any indication of impairment or impairment reversal. These indicators can be internal such as changes in estimated proved and probable oil and gas reserves ("CGU reserves") and internally estimated oil and gas resources, or external such as market conditions impacting discount rates or market capitalization. The assessment for each CGU considers significant changes in the forecasted cash flows including reservoir performance, the number of development locations and timing of development, forecasted commodity prices, production volumes, capital and operating costs and royalty obligations.

Measurement of Recoverable Amounts

If indicators of impairment or impairment reversal are determined to exist, the recoverable amount of an asset or CGU is calculated based on the higher of value-in-use ("VIU") and fair value less cost of disposal ("FVLCD"). These calculations require the use of estimates and assumptions including cash flows associated with proved and probable oil and gas reserves and the discount rate used to present value future cash flows. Any changes to these estimates and assumptions could impact the calculation of the recoverable amount and the carrying value of assets.

Asset Retirement Obligations

The Company's provision for asset retirement obligations is based on estimated costs to abandon and reclaim the wells and the facilities, the estimated time period during which these costs will be incurred in the future, and risk-free discount rates and inflation rates. The Company uses risk-free discount rates. The provision for asset retirement obligations represents management's best estimate of the present value of the future abandonment and reclamation costs required under current regulatory requirements.

Income Taxes

Tax regulations and legislation in the various jurisdictions in which the Company and its subsidiaries operate are subject to change and there are differing interpretations requiring management judgment. Income tax filings are subject to audit and re-assessment and changes in facts, circumstances and interpretations of the applicable legislative requirements may result in a material change to the Company's provision for income taxes.

Environmental Reporting Regulations

Environmental reporting for public enterprises continues to evolve and the Company may be subject to additional future disclosure requirements. The International Sustainability Standards Board ("ISSB") has issued an IFRS Sustainability Disclosure Standard with the objective to develop a global framework for environmental sustainability disclosure. The Canadian Sustainability Standards Board has released its first standards which are aligned with the ISSB release and include suggestions for Canadian-specific modifications. The Canadian Securities Administrators have also issued a proposed National Instrument 51-107 Disclosure of Climate-related Matters which sets forth additional reporting requirements for Canadian Public Companies. Baytex continues to monitor developments on these reporting requirements and has not yet quantified the cost to comply with these regulations.

Consolidation
Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has the power to govern the financial and operating policies to obtain benefits from its activities. Significant subsidiaries included in the Company's accounts include Baytex Energy USA, Inc., Baytex Energy Ltd. and Baytex Energy Limited Partnership. Intercompany transactions are eliminated in preparation of the consolidated financial statements.

Many of the Company's exploration, development and production activities are conducted through jointly owned assets. The consolidated financial statements include the Company's proportionate share of the assets, liabilities, revenues and expenses generated by jointly owned assets.

Revenue Recognition
Revenue Recognition

Revenue from the sale of light oil and condensate, heavy oil, natural gas liquids, and natural gas is recognized based on the consideration specified in contracts with customers. Baytex recognizes revenue by unit of production and when control of the product transfers to the customer and collection is reasonably assured. This is generally at the point in time when the customer obtains legal title to the product and it is physically transferred to the customer at the agreed upon delivery point.

The nature of the Company's performance obligations, including roles of third parties and partners, are evaluated to determine if the Company acts as a principal. Baytex recognizes revenue on a gross basis when it acts as the principal and has primary responsibility for the transaction. Revenue is recognized on a net basis when Baytex acts in the capacity of an agent rather than as a principal.

The transaction price for variable price contracts is based on a representative commodity price index, and typically includes adjustments for quality, location, delivery method, or other factors depending on the agreed upon terms of the contract. The amount of revenue recorded varies depending on the grade, quality and quantities of oil or natural gas transferred to customers. Market conditions, which impact the Company's ability to negotiate certain components of the transaction price, can also cause the amount of revenue recorded to fluctuate from period to period.

Pipeline tariffs, tolls and fees charged to other entities for the use of pipelines and facilities owned by Baytex are evaluated by management to determine if these originate from contracts with customers or from incidental or collaborative arrangements. Pipeline tariffs, tolls and fees charged to other entities that are from contracts with customers are recognized in revenue when the related services are provided.

Exploration and Evaluation ("E&E") Assets
Exploration and Evaluation ("E&E") Assets

Once the legal right to explore has been acquired, costs directly associated with an exploration program are capitalized as E&E assets until results of the exploration program have been evaluated. Costs capitalized as E&E assets include costs of license acquisition, technical services and studies, seismic acquisition, exploration drilling and testing of initial production results.

E&E expenditures are costs incurred in an area where technical feasibility and commercial viability has not yet been determined. The technical feasibility and commercial viability is dependent on whether extracting petroleum and natural gas resources is demonstrable. If the asset is determined not to be technically feasible or commercially viable the accumulated E&E assets associated with the exploration project are charged to E&E expense in the period the determination is made.

Upon determination of technical feasibility and commercial viability, as evidenced by demonstrating the ability to extract mineral resources and management's intention to develop the E&E asset, the accumulated costs associated with the exploration project are tested for impairment and transferred to oil and gas properties.

Oil and Gas Properties
Oil and Gas Properties

Oil and gas properties are initially recorded at cost and include the costs to acquire, develop, complete geological and geophysical surveys, drill and complete wells for production, and construct and install infrastructure including wellhead equipment and processing facilities.

Oil and gas properties includes costs related to planned major inspection, overhaul and turnaround activities to maintain items of oil and gas properties and benefit future years of operations. Replacements outside of a major inspection, overhaul or turnaround are recognized as oil and gas properties when it is probable the economic benefits of the replacement will be realized by the Company in the future. The carrying amount of any replaced or disposed item of oil and gas properties is derecognized. Repair and maintenance costs incurred for servicing an item of oil and gas properties is recorded as operating expense as incurred.

Depletion
Depletion

The costs associated with oil and gas properties are depleted on a unit-of-production basis by depletable area over proved and probable reserves once commercial production has commenced. Forecasted capital costs required to bring proved and probable reserves into production are included in the depletable base. For purposes of the depletion calculation, petroleum and natural gas reserves are converted to a common unit of measurement on the basis of their relative energy content where six thousand cubic feet of natural gas equates to one barrel of oil equivalent.

Impairment or Impairment Reversals
Impairment or Impairment Reversals

Non-financial Assets

The Company reviews its oil and gas properties and E&E assets at a CGU level for indicators of impairment or impairment reversal at the end of each reporting period. E&E assets are also assessed for impairment upon transfer to oil and gas properties. The recoverable amount of the asset is estimated if indicators of impairment or impairment reversal exist.

When reviewing for indicators of impairment or impairment reversal, and testing for impairment or impairment reversal when indicators have been identified, assets are grouped together at a CGU level. The recoverable amount of an asset or CGU is the higher of its FVLCD and its VIU. The determination of recoverable amount includes estimates of proved and probable oil and gas reserves and the associated cash flows. Factors that impact these cash flows include forecasted CGU production volumes, royalty obligations, operating costs, capital costs, commodity prices, taxes, along with inflation and discount rates used to estimate present value. FVLCD is the amount that would be obtained from the sale of an asset or CGU in an arm's length transaction. In determining FVLCD, recent comparable market transactions are considered if available. In the absence of such transactions, an appropriate valuation model is used. VIU is assessed using the present value of the estimated future cash flows of the asset or CGU. The estimated future cash flows are adjusted for risks specific to the asset or CGU and are discounted using a discount rate based on the Company’s weighted average cost of capital adjusted for risks specific to the CGU.

Where the carrying amount of a CGU exceeds its recoverable amount, the CGU is considered impaired and is written down to its recoverable amount. The impairment reduces the carrying amount of the individual assets in the CGU on a pro-rata basis.

Impairments may be reversed for all CGUs and individual assets when there is indication that a previously recognized impairment may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. An impairment may be reversed only to the extent that the CGU’s revised carrying amount does not exceed the carrying amount that would have been determined, net of depreciation and depletion, had no impairment been recognized.
Impairments and impairment reversals are recorded in net income or loss in the period the impairment or impairment reversal occurs
Asset Retirement Obligations
Asset Retirement Obligations

The Company recognizes asset retirement obligations when it has a legal or constructive obligation as a result of past events, it is probable that an outflow of economic resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Company’s asset retirement obligations are based on its net ownership in wells and facilities. Management estimates the costs to abandon and reclaim the wells and the facilities using existing technology and the estimated time period during which these costs will be incurred in the future.

Asset retirement obligations are recognized for future asset retirement costs associated with the abandonment and reclamation of the Company's E&E assets and oil and gas properties. Asset retirement obligations are measured at the present value of management's best estimate of the future cash flows required to settle the present obligation, discounted using the risk-free interest rate. The present value of the liability is capitalized as part of the cost of the related asset and depleted over its useful life. The asset retirement obligation is accreted until the date of expected settlement of the retirement obligation and is recognized within financing and interest expense in net income or loss. Changes in the future cash flow estimates resulting from revisions to the estimated timing or amount of undiscounted cash flows or the discount rates are recognized as changes in the asset retirement obligation provision and related asset at each reporting date.

Foreign Currency Translation
Foreign Currency Translation

Foreign Transactions

Transactions completed in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the time of the transactions. Foreign currency assets and liabilities are translated to functional currency at the period-end exchange rate. Revenue and expenses are translated to functional currency using the average exchange rate for the period. Realized and unrealized gains and losses resulting from the settlement or translation of foreign currency transactions are included in net income or loss.
Foreign Operations

The functional currency of the Company's subsidiaries is the currency of the primary economic environment in which the entity operates. The Company's U.S. operations are conducted in USD. Management judgement is required in the designation of a subsidiary's functional currency.

The financial statements of each entity are translated into Canadian dollars during the preparation of the Company's consolidated financial statements. Refer to the Consolidation section of Note 3 for a list of the Company's entities. The assets and liabilities of a foreign operation are translated to Canadian dollars at the period-end exchange rate. Revenues and expenses of foreign operations are translated to Canadian dollars using the average exchange rate for the period. Foreign exchange differences are recognized in other comprehensive income or loss.

If the Company or any of its entities disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the accumulated foreign currency translation gains or losses related to the foreign operation are recognized in net income or loss.

Financial Instruments
Financial Instruments

Financial assets are initially classified into two categories: measured at amortized cost or fair value through profit or loss (“FVTPL”).

The measurement category for each class of financial asset and financial liability is set forth in the following table.

Financial Instrument	Classification
Cash	Amortized cost
Trade receivables	Amortized cost
Financial derivatives	Fair value through profit or loss
Trade payables	Amortized cost
Dividends payable	Amortized cost
Credit facilities	Amortized cost
Long-term notes	Amortized cost

Debt issuance costs related to the amendment of the Company's credit facilities or the issuance of long-term notes are capitalized and amortized as financing costs over the term of the credit facilities or long-term notes. For a financial asset or a financial liability carried at amortized cost, transaction costs directly attributable to acquiring or issuing the asset or liability are added to, or deducted from, the fair value on initial recognition and amortized through net income or loss over the term of the financial instrument. Transaction costs that are directly attributable to the acquisition or issue of a financial asset or a financial liability classified as FVTPL are expensed at inception of the contract.

The Company formally documents its risk management objectives and strategies to manage exposures to fluctuations in commodity prices, interest rates and foreign currency exchange rates. The Company has not designated its financial derivative contracts as effective accounting hedges, and therefore has not applied hedge accounting. As a result, the Company applies the fair value method of accounting for all derivative instruments. The fair values of these instruments are based on quoted market prices or, in their absence, third-party market indications and forecasts. Attributable transaction costs are recognized in net income or loss when incurred.

The Company accounts for its physical delivery sales contracts as executory contracts. These contracts are entered into and held for the purpose of receipt or delivery of non-financial items in accordance with its expected purchase, sale or usage requirements. As such, these contracts are not considered to be derivative financial instruments and are not recorded at fair value on the statements of financial position. Settlements on these physical delivery sales contracts are recognized in revenue in the period the product is delivered to the sales point.

Income Taxes
Income Taxes

Current and deferred income taxes are recognized in net income or loss, except when they relate to items that are recognized directly in equity, in which case the current and deferred taxes are also recognized directly in equity.

Current income taxes for the current and prior periods are measured at the amount expected to be recoverable from or payable to the taxation authorities based on the income tax rates enacted at the end of the reporting period. The Company recognizes the financial statement impact of a tax filing position when it is probable that the position will be upheld. The asset or liability is measured based on an assessment of probable outcomes and their associated probabilities.
The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recorded for the effect of any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable income. Deferred income tax liabilities are generally recognized for all taxable temporary differences. Deferred income tax assets are recognized for all deductible temporary differences to the extent future recovery is probable. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced or increased to the extent that it is no longer probable or becomes probable that sufficient taxable income will be available to allow all or part of the asset to be recovered. Deferred income taxes are calculated using enacted or substantively enacted tax rates. Deferred income tax balances are adjusted for any changes in the enacted or substantively enacted tax rates and the adjustment is recognized in the period that the rate change occurs.

Tax regulations and legislation in the various jurisdictions in which the Company and its subsidiaries operate are subject to change and there are differing interpretations requiring management judgment. Deferred tax assets are recognized when it is considered probable that deductible temporary differences will be recovered in future periods, which requires management judgment. Deferred tax liabilities are recognized when it is considered probable that temporary differences will be payable to tax authorities in future periods, which requires management judgment. Income tax filings are subject to audit and re-assessment and changes in facts, circumstances and interpretations of the standards may result in a material change to the Company's provision for income taxes.

New Accounting Standards Adopted
New Accounting Standards Adopted

Effective January 1, 2024, Baytex adopted amendments to IAS 1 Presentation of Financial Statements which was issued by the IASB in January 2020. The amendments further clarify the requirements for the presentation of liabilities as current or non-current in the consolidated statements of financial position. These amendments have not had a material impact on our consolidated financial statements.

Future Accounting Pronouncements

IFRS 18 Presentation and Disclosure in Financial Statements was issued in April 2024 by the IASB and replaces IAS 1 Presentation of Financial Statements. The Standard introduces a defined structure to the statements of income or loss and comprehensive income or loss and specific disclosure requirements related to the same. The Standard is required to be adopted retrospectively and is effective for fiscal years beginning on or after January 1, 2027, with early adoption permitted. The Company is evaluating the impact that this standard will have on the consolidated financial statements.

IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures were amended in May 2024 to clarify the date of recognition and derecognition of financial assets and liabilities. The amendments are effective for fiscal years beginning on or after January 1, 2026, with early adoption permitted. The Company is evaluating the impact that this amendment will have on the consolidated financial statements.